Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Schedule of Funding Agreement

Lender or Lessor	Date of Issuance	Initial Principal Amount	Funds Advanced (Received by Company)	Expenses Associated with Debt (excludes OID)	Balance Amount @ 20180331	Interest Rate	Conversion Date (if applicable)	Maturity Date	Monthly Payment, if applicable	Secured? If so, describe security interests (for leases list leased item)	Convertible? If so, describe the structure	Contingencies? If so, describe the terms	Partially or Fully Guaranteed by Another Entity? If so, specify	Other Relevant Information
LG Capital	20180108	$92,646.00	$75,000.00	$4,411.75	$100,984.14	9% / 24% default	On Default	20180708	None Required	No	On Default/ 25%		No	Convertible Upon Default
Cerberus	20180108	$92,646.00	$75,000.00	$4,411.75	$100,984.14	9% / 24% default	On Default	20180708	None Required	No	On Default / 25%		No	Convertible Upon Default
Geneva Roth Remark Holdings	20180129	N/A	$200,000.00	$3,000.00	N/A	12% / 22% default	20180728	None	None Required	No	Lesser of 35% or $0.20		No	Preferred Equity - Series B Preferred - 203,000
Eagle Equities	20180315	$50,000.00	$47,500.00	$2,500.00	$52,776.16	12%	20180911	None	None Required	No	40% discount		No	Convertible Promissory Note
Adar Bay	20180315	$50,000.00	$47,500.00	$2,500.00	$52,776.16	12%	20180911	None	None Required	No	40% discount		No	Convertible Promissory Note
Geneva Roth Remark Holdings	20180315	N/A	$60,000.00	$3,000.00	N/A	12% / 22% default	20180911	None	None Required	No	Lesser of 35% or $0.20		No	Preferred Equity - Series B Preferred - 63,000